Equity (Details) - Schedule of Common Stock Available for Issuance - shares	Mar. 31, 2024	Sep. 30, 2023
Equity [Line Items]
Class A Common Stock outstanding	23,600,558
Reserve for conversion of Class B Common Stock	2,254,901
Reserve for exercise of the Public Warrants and Private Warrants	9,000,000
Reserve for exercise of other common stock warrants outstanding or issuable	3,320,020
Shares issuable under PIPE make-whole provision	1,052,030
Reserve for earnout shares	3,500,000
Stock options and RSUs outstanding	8,601,088
Awards available for grant under 2023 Equity Incentive Plan	2,290,183
Awards available for grant under 2023 Employee Stock Purchase Plan	2,290,183
Common stock available for issuance	230,522,285
Class A Common Stock [Member]
Equity [Line Items]
Authorized number of shares of Class A Common Stock	285,000,000	285,000,000
Class A Common Stock outstanding	23,600,558
Reserve for conversion of Class B Common Stock	2,254,901
Employee Stock Purchase Plan [Member]
Equity [Line Items]
Awards available for grant under 2023 Equity Incentive Plan	858,935
Awards available for grant under 2023 Employee Stock Purchase Plan	858,935